Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,499,997.50
Previously Paid Amount	0.00
Total Fee Amount	87,348.25
Total Offset Amount	0.00
Net Fee	87,348.25
Narrative - Max Aggregate Offering Price	$ 632,499,997.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true